Settlement and Asset Abandonment (Tables)	12 Months Ended
Jan. 31, 2023
Settlement and Asset Abandonment
Schedule of abandonment of assets
Years Ended	January 31, 2023 $	January 31, 2022 $	January 31, 2021 $

Cash	–	–	(347)
Right-of-use asset	–	–	–
Other assets	–	–	–
Accounts payable and accrued liabilities	–	–	22,391
Lease liability	–	–	1,459,785

Gain on abandonment of assets	–	–	1,481,829